Consolidated statement of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net profit	$ 88,095	$ 364,045	$ 323,409
Other comprehensive loss
Other comprehensive loss not to be reclassified to profit or loss in subsequent periods - Remeasurement of actuarial loss, net of amortization	(339)	(2,016)	(1,104)
Total comprehensive income for the year	$ 87,756	$ 362,029	$ 322,305